UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2008

Item 1.        Semi-Annual Reports to Shareholders

Semi-Annual Report

November 30, 2008

(Unaudited)

Primary Fund

U.S. Government Fund

U.S. Treasury Fund

of The Reserve Fund

THE RESERVE FUND — PRIMARY FUND

SCHEDULE OF INVESTMENTS — NOVEMBER 30, 2008 (Unaudited)

Principal Amount	Negotiable Bank Certificates of Deposit — 8.0%	Value (Note 1)
	Yankees — 8.0%
$300,000,000	Abbey National Treasury, 2.53%, 8/28/09	$299,019,000
300,000,000	Bank of Scotland, 2.92%, 4/6/09	300,561,000
150,000,000	Barclay's Bank PLC, 2.42%, 2/26/09	150,282,000
200,000,000	Barclay's Bank PLC, 3.27%, 9/16/09	198,442,000
150,000,000	Credit Suisse NY, 4.57%, 4/8/09	150,211,500
100,000,000	Credit Suisse NY, 2.45%, 8/14/09	99,959,000
250,000,000	Royal Bank of Canada, 3.21%, 10/1/09	249,880,000
200,000,000	Royal Bank of Scotland NY, 3.13%, 2/17/09	200,250,000
100,000,000	Swedbank NY, 1.71%, 1/12/09	100,000,000
100,000,000	Swedbank NY, 4.76%, 1/14/09	100,000,000
100,000,000	UBS AG Stamford, 3.07%, 3/17/09	99,921,000
Total Negotiable Bank Certificates of Deposit (Cost $1,949,929,125)		1,948,525,500
	Medium Term Notes — 2.6%
250,000,000	Citigroup Funding Inc., 3.67%, 5/8/09	246,126,250
200,000,000	General Electric Company, 1.44%, 9/24/09	198,795,000
250,000,000	Lehman Brothers Holdings, 0.00%, 3/20/09(b)	—
66,000,000	Merrill Lynch, 3.56%, 1/30/09	65,285,087
140,000,000	Merrill Lynch, 4.02%, 5/20/09	135,957,080
Total Medium Term Notes (Cost $655,583,469)		646,163,417
	Commercial Paper — 3.0%
100,000,000	ASB Finance LTD, 2.99%, 12/12/08	99,908,640
150,000,000	Calyon, 3.00%, 2/9/09	149,311,500
200,000,000	Fortis Bank NY, 3.08%, 3/9/09	198,644,000
125,000,000	Fortis Bank NY, 2.97%, 1/12/09	124,566,875
200,000,000	Lehman Brothers Holdings, 3.29%, 10/27/08(b)	—
150,000,000	Lehman Brothers Holdings, 3.00%, 10/10/08(b)	—
185,000,000	Lehman Brothers Holdings, 3.71%, 10/29/08(b)	—
175,000,000	Morgan Stanley, 3.11%, 1/23/09	174,198,745
Total Commercial Paper (Cost $1,531,122,368)		746,629,760

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

SCHEDULE OF INVESTMENTS — NOVEMBER 30, 2008 (Unaudited) (Continued)

Principal Amount	Euro Time Deposits — 44.4%	Value (Note 1)
$1,000,000,000	Bank of America, 0.30%, 12/1/08	$1,000,000,000
1,000,000,000	BNP Paribas, 0.75%, 12/1/08	1,000,000,000
1,000,000,000	Branch Banking and Trust Company, 0.31%, 12/1/08	1,000,000,000
1,000,000,000	Calyon, 0.86%, 12/1/08	1,000,000,000
1,000,000,000	Chase Bank Nassau, 0.31%, 12/1/08	1,000,000,000
1,000,000,000	Citibank N.A., 0.50%, 12/1/08	1,000,000,000
1,000,000,000	Compass Bank Grand Cayman Branch, 0.31%, 12/1/08	1,000,000,000
900,000,000	Deutsche Bank LLC, 0.50%, 12/1/08	900,000,000
1,000,000,000	PNC Bank N.A., 0.50%, 12/1/08	1,000,000,000
1,000,000,000	Societe Generale Grand Cayman, 0.63%, 12/1/08	1,000,000,000
1,000,000,000	Wells Fargo Bank, 0.38%, 12/1/08	1,000,000,000
Total Euro Time Deposits (Cost $10,900,000,000)		10,900,000,000
	Floating Rate Notes* — 18.6%
100,000,000	ABN Amro Bank, 3.67%, 1/30/09	100,179,900
40,000,000	American Express Centurion, 1.45%, 2/20/09	39,546,480
250,000,000	American Express Centurion, 2.24%, 5/11/09	243,362,000
200,000,000	American Express Centurion, 1.46%, 12/19/08	200,000,000
250,000,000	Aust & NZ Banking, 3.20%, 8/28/09	250,000,000
500,000,000	ASB Finance LTD, 2.57%, 8/25/09	500,000,000
75,000,000	Bank of America, 1.43%, 2/27/09	74,660,550
100,000,000	Bank of Montreal Chicago, 1.72%, 1/12/09	100,000,000
200,000,000	Branch Banking & TR, 3.21%, 9/3/09	199,926,000
100,000,000	Danske Corp, 2.23%, 12/15/08	100,000,000
250,000,000	Deutsche Bank NY, 5.18%, 4/21/09	250,044,750
35,000,000	Goldman Sachs, 0.87%, 12/23/08	34,986,935
200,000,000	HSBC Bank, 2.53%, 8/14/09	199,917,600
275,000,000	HSBC Bank, 5.22%, 10/15/09	273,015,600
275,000,000	Lloyds Group PLC, 2.81%, 8/7/09	274,789,900
100,000,000	National Austrailia Bank, 3.03%, 4/6/09	100,005,200
100,000,000	National Austrailia Bank, 2.44%, 2/19/09	99,990,300
275,000,000	Nordea North America Inc., 3.89%, 9/24/09	275,000,000
390,000,000	Royal Bank of Scotland, 3.22%, 10/9/09	384,412,080
150,000,000	Societe Generale, 3.29%, 9/4/09	149,983,650
222,000,000	Svenska Handelsbanken, 3.89%, 8/25/09	222,271,284
150,000,000	Wachovia Bank, 2.96%, 1/9/09	150,000,000
350,000,000	Wachovia Bank, 4.61%, 8/4/09	342,545,350
Total Floating Rate Notes (Cost $4,586,910,121)		4,564,637,579

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

SCHEDULE OF INVESTMENTS — NOVEMBER 30, 2008 (Unaudited) (Continued)

Principal Amount	US Corporate Notes/Bonds — 1.0%	Value (Note 1)
$125,000,000	Goldman Sachs Group, 3.88%, 1/15/09	$125,108,775
125,000,000	Morgan Stanley, 3.88%, 1/15/09	125,036,925
Total US Corporate Notes/Bonds (Cost $250,145,704)		250,145,700
	Promissory Note — 2.0%
500,000,000	Merril Lynch, 1.75%, 3/27/09 (Cost $500,000,000)	500,000,000
	Repurchase Agreements — 5.3%
1,300,000,000	Morgan Stanley, 0.00%, dated 11/28/08, due 12/1/08, repurchase proceeds at maturity $1,300,000,000 (collateralized by WLR valued at $1,329,608,107)	1,300,000,000

Total Investments (Cost† $21,673,690,788)	84.9%	20,856,101,956
Other assets less liabilities	15.1	3,696,870,380
Net Assets	100.0%	$24,552,972,336

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF ASSETS AND LIABILITIES — NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $21,673,690,788)	$20,856,101,956
Cash	3,685,337,731
Interest receivable	39,864,497
Total Assets	24,581,304,184
Liabilities
Comprehensive management fees payable	5,934,302
Trustees fees payable	203,563
Distribution (12b-1) fees payable	138,633
Chief Compliance Officer expenses payable	11,751
Legal fees payable	2,404
Extraordinary expenses payable	15,309,267
Other Liabilities	6,731,928
Total Liabilities	28,331,848
Net Assets	$24,552,972,336

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

2,859,044,612 shares Class R	$0.97	*
3,417,678 shares Investor III	$0.97	*
49,600 shares Investor II	$0.97	*
28,151,613 shares Investor I	$0.97	*
329,323,594 shares Class Treasurer's Trust	$0.97	*
252,647,958 shares Liquidity V	$0.97	*
84,962,477 shares Liquidity IV	$0.97	*
460,895,468 shares Liquidity III	$0.97	*
100,196,769 shares Liquidity II	$0.97	*
4,074,264,751 shares Liquidity I	$0.97	*
17,046,920,676 shares Class Institutional	$0.97	*

*  The NAV calculated above is for financial statement purpose only. The Fund ceased calculating its NAV on September 17, 2008 and has been closed to new investments (other than through dividend reinvestment) since that date.

See notes to financial statements.

THE RESERVE FUND — PRIMARY FUND

STATEMENT OF ASSETS AND LIABILITIES — NOVEMBER 30, 2008 (Unaudited) (Continued)

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	20,856,101,956
Level 3 — Significant Unobservable Inputs	0
Total	$20,856,101,956

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance at Beginning of period:	$0
Investment at cost	775,715,339
Accrued discount	7,415,457
Change in Unrealized Appreciation (Depreciation)	(783,130,796)
Balance as of November 30, 2008	$(0)

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2008 (Unaudited)

Principal Amount	Government Agency Notes — 9.7%	Value (Note 1)
$610,000,000	Federal Home Loan Bank, 0.10%, 12/1/08 Total Government Agency Notes (Cost $610,000,000)	$610,000,000
	Floating Rate Notes — 88.9%
100,000,000	Federal Farm Credit Bank, 1.53%, 3/11/09	100,000,000
100,000,000	Federal Home Loan Bank, 0.83%, 4/13/09	100,000,000
100,000,000	Federal Home Loan Bank, 1.67%, 4/21/09	100,000,000
100,000,000	Federal Home Loan Mortgage, 1.02%, 2/20/09	100,000,000
200,000,000	Fannie Mae, 1.56%, 1/23/09	200,000,000
200,000,000	Fannie Mae, 0.78%, 10/7/09	200,000,000
200,000,000	Federal Farm Credit Bank, 1.00%, 2/23/09	200,000,000
200,000,000	Federal Home Loan Bank, 1.97%, 11/23/09	200,000,000
200,000,000	Federal Home Loan Bank, 0.83%, 10/28/09	200,000,000
200,000,000	Federal Home Loan Bank, 1.06%, 1/30/09	200,000,000
200,000,000	Federal Home Loan Bank, 2.04%, 11/20/09	200,000,000
235,000,000	Federal Farm Credit Bank, 0.88%, 1/11/10	235,000,000
250,000,000	Federal Home Loan Bank, 0.88%, 12/28/09	250,000,000
250,000,000	Federal Home Loan Bank, 1.13%, 2/20/09	250,000,000
250,000,000	Federal Home Loan Bank, 1.12%, 8/7/09	250,000,000
250,000,000	Federal Farm Credit Bank, 2.04%, 3/17/09	250,000,000
350,000,000	Federal Home Loan Bank, 1.03%, 1/28/09	350,000,000
375,000,000	Federal National Mortgage Association, 0.81%, 9/3/09	375,000,000
500,000,000	Federal Farm Credit Bank, 1.06%,11/16/09	500,000,000
500,000,000	Federal Home Loan Bank, 1.06%, 1/30/09	500,000,000
875,000,000	Federal National Mortgage Association, 2.10%, 1/9/09	875,000,000
Total Floating Rate Notes (Cost $5,635,000,000)		5,635,000,000
	Repurchase Agreements — 0.8%
50,000,000	Deutsche Bank Securities Inc., 0.25%, dated 11/28/08, due 12/01/08, repurchase proceeds at maturity $50,000,000 (collateralized by FNMS 4.50% to 7.00% due 9/1/12 to 11/1/37 valued at $50,000,000) Total Repurchase Agreements (Cost $50,000,000)	50,000,000

Total Investments (Cost† $6,295,000)	99.4%	6,295,000,000
Other assets less liabilities	0.6	40,709,825
Net Assets	100.0%	$6,335,709,825

See notes to financial statements.

THE RESERVE FUND — U.S. GOVERNMENT FUND

STATEMENT OF NET ASSETS — NOVEMBER 30, 2008 (Unaudited) (Continued)

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

3,089,636,099 shares Class R	$1.00
119,629,854 shares Class Treasurer's Trust	$1.00
65,459,041 shares Liquidity Class V	$1.00
40,533,758 shares Liquidity Class III	$1.00
58,867 shares Liquidity Class II	$1.00
21,504,726 shares Liquidity Class I	$1.00
2,998,357,474 shares Class Institutional	$1.00

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	6,295,000,000
Level 3 — Significant Unobservable Inputs	0
Total	$6,295,000,000

See notes to financial statements.

THE RESERVE FUND — U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS — NOVEMBER 30, 2008 (Unaudited)

Principal Amount	U.S. Treasury Bills — 91.6%	Value (Note 1)
$36,700,000	U.S. Treasury Bill, 1.66%, 12/4/08	$36,694,923
85,490,000	U.S. Treasury Bill, 1.44%, 12/11/08	85,455,377
Total U.S. Treasury Bills (Cost $122,150,300)		122,150,300

Total Investments (Cost† $122,150,300)	91.6%	122,150,300
Other assets less liabilities	8.4	11,159,937
Net Assets	100.0%	$133,310,237

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$0
Level 2 — Other Significant Observable Inputs	122,150,300
Level 3 — Significant Unobservable Inputs	0
Total	$122,150,300

See notes to financial statements.

THE RESERVE FUND — U.S. TREASURY FUND

STATEMENT OF ASSETS AND LIABILITIES — NOVEMBER 30, 2008 (Unaudited)

Assets
Investments in securities, at value (Cost $122,150,300)	$122,150,300
Cash	420,079
Receivable for fund shares sold	10,370,267
Other Assets	582,930
Total Assets	133,523,576
Liabilities
Comprehensive management fees payable	171,648
Distribution (12b-1) fees payable	4,662
Other Liabilities	37,029
Total Liabilities	213,339
Net Assets	$133,310,237
96,543,517 shares Class R	$1.00
100,393 shares Investor Class I	$1.00
18,376,542 shares Class Treasurer's Trust	$1.00
269 shares Liquidity Class V	$1.00
11,510 shares Liquidity Class III	$1.00
100,635 shares Liquidity Class II	$1.00
10,610 shares Liquidity Class I	$1.00
17,948,250 shares Class Institutional	$1.00

See notes to financial statements.

GLOSSARY

FNMS  —  Federal Mortgage-Backed Pass-Through Securities

WLR  —  Whole Loan Repurchase Agreement

*  Variable rate securities. The interest rates shown are, as reported on November 30, 2008, subject to change periodically.

^  Amount is less than 0.05%.

†  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

(b) Valued at Fair Value as determined by the Board of Trustees.

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2008 (Unaudited)

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Interest Income (Note 1)	$700,827,405	$76,223,832	$11,118,663
Expenses (Note 2)
Comprehensive management fees:
Class R	16,789,423	15,094,377	2,178,973
Investor Class III	16,482	—	—
Investor Class II	246	—	10,400
Investor Class I	96,207	—	193
Class Treasurer's Trust	1,522,979	430,523	330,098
Liquidity Class V	842,777	206,410	48,201
Liquidity Class IV	203,775	—	—
Liquidity Class III	811,323	66,607	5,310
Liquidity Class II	178,130	95	102
Liquidity Class I	4,605,732	37,833	43,332
Class Institutional	20,156,669	566,288	498,153
Distribution (12b-1) fees:
Class R	5,181,924	4,305,437	672,522
Investor Class III	5,422	—	—
Investor Class II	110	—	4,643
Investor Class I	47,160	—	95
Trustee fee expense	390,115	105,136	42,234
Legal fees	12,949	753,558	991
Chief Compliance Officer
expenses	63,308	10,800	—
Extraordinary expense	15,309,267	1,024,384	83,620
Audit fees	—	235,000	—
Interest expense	136,171	106,882	—
Total expenses before waiver	66,370,169	22,943,330	3,918,867
Less: expenses waived (Note 2)	—	—	—
Net Expenses	66,370,169	22,943,330	3,918,867
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	634,457,236	$53,280,502	7,199,796
Realized and Unrealized Gain/Loss on Investments:
Net realized gain (loss) on investments transactions	(876,468)	183,616	1,159,216
Net change in unrealized appreciation (depreciation) of investments	(817,588,831)	—	—
Net increase (decrease) in Net Assets resulting from operations	$(184,008,063)	$53,464,118	$8,359,012

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Primary Fund		U.S. Government Fund
	Six Months Ended November 30, 2008	Year Ended May 31, 2008	Six Months Ended November 30, 2008	Year Ended May31, 2008
Increase in Net Assets:
From Investment Operations:
Net investment income	$634,457,236	$1,764,036,588	$53,280,502	$354,966,943
Net realized gain (loss) on investments transactions	(876,468)	1,999,638	183,616	283
Net change in unrealized appreciation/(depreciation) of investments	(817,588,831)	—	—	—
Net increase (decrease) in net assets resulting from operations	(184,008,063)	1,766,036,226	53,464,118	354,967,226
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(30,504,572)	(273,743,141)	(20,456,857)	(158,047,061)
Investor Class III	(33,878)	(377,515)	—	—
Investor Class II	(565)	(1,032,370)	—	—
Investor Class I	(328,639)	(1,314,336)	—	—
Class Treasurer's Trust	(4,778,373)	(42,737,564)	(1,069,164)	(5,735,211)
Liquidity Class V	(2,941,483)	(7,741,838)	(711,985)	(1,368,496)
Liquidity Class IV	(1,004,457)	(1,097,531)	—	—
Liquidity Class III	(6,614,101)	(31,736,492)	(451,698)	(982,680)
Liquidity Class II	(2,023,498)	(7,785,836)	(803)	(81)
Liquidity Class I	(65,923,254)	(138,529,674)	(470,823)	(6,023,953)
Class Institutional	(390,741,615)	(1,257,940,564)	(29,772,782)	(182,809,461)
Total dividends to shareholders	(504,894,435)	(1,764,036,861)	(52,934,112)	(354,966,943)

See notes to financial statements.

	U.S. Treasury Fund
	Six Months Ended November 30, 2008	Year Ended May 31, 2008
Increase in Net Assets:
From Investment Operations:
Net investment income	$7,199,796	$70,162,860
Net realized gain (loss) on investments transactions	1,159,216	(994,774)
Net change in unrealized appreciation/(depreciation) of investments	—	—
Net increase (decrease) in net assets resulting from operations	8,359,012	69,168,086
Distributions to Shareholders From Net Investment Income (Note 1):
Class R	(1,081,028)	(15,560,244)
Investor Class III	—	—
Investor Class II	(12,500)	(233,836)
Investor Class I	(239)	(622)
Class Treasurer's Trust	(465,907)	(1,775,794)
Liquidity Class V	(99,791)	(637,952)
Liquidity Class IV	—	—
Liquidity Class III	(24,819)	(54,927)
Liquidity Class II	(569)	(54)
Liquidity Class I	(366,686)	(677,597)
Class Institutional	(5,085,241)	(51,221,834)
Total dividends to shareholders	(7,136,780)	(70,162,860)

See notes to financial statements.

THE RESERVE FUND

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Primary Fund		U.S. Government Fund
	Six Months Ended November 30, 2008	Year Ended May 31, 2008	Period Ended November 30, 2008	Year Ended May 31, 2008
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	$304,474,794,999	$856,847,316,592	$15,663,747,044	$72,666,739,620
Dividends reinvested	531,284,754	1,580,810,391	53,168,097	354,966,943
Cost of shares redeemed	(344,108,772,701)	(821,953,268,397)	(19,802,434,521)	(68,556,727,306)
	(39,102,692,948)	36,474,858,586	(4,085,519,380)	4,464,979,257
Net increase (decrease) in net assets	(39,791,595,446)	36,476,857,951	(4,084,989,374)	4,464,979,540
Net Assets:
Beginning of period	64,344,567,782	27,867,709,831	10,420,699,199	5,955,719,659
End of period	$24,552,972,336	$64,344,567,782	$6,335,709,825	$10,420,699,199

See notes to financial statements.

	U.S. Treasury Fund
	Period Ended November 30, 2008	Year Ended May 31, 2008
From Capital Share Transactions (Note 4) (at net asset value of $1.00 per share):
Proceeds from sale of shares	$4,170,680,387	$16,161,577,897
Dividends reinvested	7,301,242	64,870,596
Cost of shares redeemed	(7,379,747,922)	(13,480,728,869)
	(3,201,766,293)	2,745,719,624
Net increase (decrease) in net assets	(3,200,544,061)	2,744,724,850
Net Assets:
Beginning of period	3,333,854,298	589,129,448
End of period	$133,310,237	$3,333,854,298

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund and Treasury & Repo Fund. These financial statements and notes apply only to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund (individually, a "Fund", and collectively, the "Funds"). Each Fund offered by the trust (except for Primary II Fund and U.S. Government II Fund, which only offer Class Institutional) offers eleven classes of shares: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R. At November 30, 2008, U.S. Government Fund had only the following classes of shares outstanding: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class V, Class Treasurer's Trust and Class R. At November 30, 2008, U.S. Treasury Fund had only the following classes of shares outstanding: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II and Class R.

B.  Securities held in the US Government and US Treasury funds are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. The bankruptcy filing by Lehman prompted the Board of Trustees of the Primary Fund to make a fair value determination on September 16, 2008 of all debt securities issued by Lehman and held by the Primary Fund. As of November 30, 2008, these securities were valued at $0. In addition, all other securities held by the Primary Fund were valued based on market quotations provided by an independent pricing service. See Note 9 for additional information. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures intended to ensure that all repurchase agreements are at least 100% collateralized as to principal and interest. Under a repurchase agreement, a party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price. A counterparty bankruptcy could delay recovery of collateral.

F.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G.  During the fiscal year ended November 30, 2008, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as each Fund's investment adviser subject to the overall supervision of the Board of Trustees. Under each Agreement, RMCI manages each fund's investments in accordance to its investment objective and policies. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of each class's average daily net assets), all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Investment Adviser as defined in the Investment Company Act (the 'Independent Trustees"), including the fees of the independent counsel of the Independent

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued):

Trustees. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

Class Institutional	Liquidity Class I	Liquidity Class II	Liquidity Class III	Liquidity Class IV	Liquidity Class V	Class Treasurer's Trust	Investor Class I	Investor Class II	Investor Class III	Class R
0.13%	0.16%	0.21%	0.26%	0.36%	0.46%	0.61%	0.51%	0.56%	0.76%	0.81%

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of November 30, 2008, please refer to the below chart for Concentration of Ownership:

Fund Name:	Number of Shareholders:	Percentage of Ownership:
Primary Fund	3	13%, 8%, 8%
U.S. Government Fund	1	39%
U.S. Treasury Fund	4	10%, 10%, 7%, 5%

Distribution Assistance:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc. ("Resrv"), an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Investor Class III, Investor Class II and Investor Class I Shares. The rate of distribution expenses is 0.25% per year of the classes' average daily net assets.

(3)  Composition of Net Assets:

At November 30, 2008, the composition of each Fund's net assets was as follows:

	Primary Fund	U.S. Government Fund	U.S. Treasury Fund
Par Value	$25,371,438	$6,335,526	$132,151
Additional-Paid-in-Capital	25,346,066,197	6,329,190,683	132,018,870
Accumulated net realized gain/(loss) on investments	(876,468)	183,616	1,159,216
Net unrealized appreciation (depreciation) of investments	(817,588,831)	-	-
Net Assets	$24,552,972,336	$6,335,709,825	$133,310,237

The tax basis of each Fund's assets is the same as the basis for financial reporting at November 30, 2008.

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets (Continued):

The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2008.

The income dividends were classified as ordinary income for federal income tax purposes for the years shown below.

The tax character of distributions paid during the years ended May 31, 2007 and May 31, 2008 was as follows:

	Primary Fund		US Government Fund		U.S. Treasury Fund
	2008	2007	2008	2007	2008	2007
Distribution paid from:
Ordinary Dividends	1,763,987,638	1,193,814,354	354,966,943	225,121,972	70,162,860	23,692,684
Long-term capital gain dividend	49,223	—	—	—	—	—
Total Distributions	1,764,036,861	1,193,814,354	354,966,943	225,121,972	70,162,860	23,692,684

(4)  Capital Share Transactions:

For the year ended November 30, 2008, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

	November 30, 2008
	Class R	Investor Class III	Investor Class II	Investor Class I
PRIMARY FUND
Sold	3,306,226,533	3,233,749	90,000	39,289,029
Reinvested	35,032,616	35,339	1,200	369,059
Redeemed	(11,190,471,234)	(12,885,558)	(54,106)	(116,339,009)
Net Increase (Decrease)	(7,849,212,085)	(9,616,469)	37,094	(76,680,922)
	Treasurer's Trust	Liquidity Class V	Liquidity Class IV	Liquidity Class III
PRIMARY FUND (continued)
Sold	944,765,723	458,095,065	168,818,315	334,793,676
Reinvested	5,284,857	3,102,743	1,054,357	6,898,560
Redeemed	(1,993,924,005)	(700,135,944)	(266,093,588)	(1,488,391,149)
Net Increase (Decrease)	(1,043,873,425)	(238,938,136)	(96,220,916)	(1,146,698,913)
	Liquidity Class II	Liquidity Class I	Class Institutional	Class 8
PRIMARY FUND (continued)
Sold	350,143,540	22,568,802,508	276,300,536,862	—
Reinvested	2,101,966	67,616,107	409,787,950	—
Redeemed	(755,361,974)	(33,415,629,114)	(294,169,487,021)	—
Net Increase (Decrease)	(403,116,468)	(10,779,210,498)	(17,459,162,209)	—

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Class R	Treasurer's Trust	Liquidity Class V	Liquidity Class III
U.S. GOVERNMENT FUND
Sold	1,198,526,816	336,088,015	116,159,280	99,465,541
Reinvested	20,567,507	1,072,941	710,582	449,738
Redeemed	(3,566,677,959)	(508,106,275)	(174,606,293)	(117,456,899)
Net Increase (Decrease)	(2,347,583,636)	(170,945,320)	(57,736,431)	(17,541,621)

	Liquidity Class II	Liquidity Class I	Class Institutional
U.S. GOVERNMENT FUND (continued)
Sold	90,000	97,219,389	13,816,198,003
Reinvested	796	473,193	29,893,340
Redeemed	(41,804)	(163,795,335)	(15,271,749,956)
Net Increase (Decrease)	48,992	(66,102,753)	(1,425,658,613)

	Class R	Investor Class II	Investor Class I	Treasurer's Trust
U.S. TREASURY FUND
Sold	947,735,587	5,762,241	90,000	197,520,748
Reinvested	1,138,553	12,598	260	482,237
Redeemed	(1,615,201,522)	(11,669,762)	—	(326,727,753)
Net Increase (Decrease)	(666,327,380)	(5,894,923)	90,260	(128,724,767)
	Liquidity Class V	Liquidity Class III	Liquidity Class II	Liquidity Class I
U.S. TREASURY FUND (continued)
Sold	97,845,307	2,533	90,000	735,413,275
Reinvested	101,291	25,613	589	371,756
Redeemed	(124,741,203)	(7,129,784)	—	(874,344,207)
Net Increase (Decrease)	(26,794,605)	(7,101,638)	90,589	(138,559,177)

Class Institutional
U.S. TREASURY FUND (continued)
Sold	2,186,220,696
Reinvested	5,168,343
Redeemed	(4,419,933,691)
Net Increase (Decrease)	(2,228,544,652)

NOTES TO FINANCIAL STATEMENTS (Continued)

(5) Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(6)  Financial Highlights:

	Class R
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0053	0.0371	0.0432	0.0309	0.0100
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0247)	—	—	—	—
Dividends from net investment income	(0.0053)	(0.0371)	(0.0432)	(0.0309)	(0.0100)
Total distributions	(0.0053)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.07%	3.78%	4.42%	3.13%	1.01%
Ratios/Supplemental Data
Net assets end of period (millions)	$2,658.9	$5,672.4	$9,455.2	$7,464.5	$5,987.1
Ratio of expenses to average net assets, before fee waivers	1.06%	1.05%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.06%	1.04%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.61%	3.85%	4.33%	3.13%	1.00%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class III
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0055	0.0376	0.0438	0.0314	0.0105
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0245)	—	—	—	—
Dividends from net investment income	(0.0055)	(0.0376)	(0.0438)	(0.0314)	(0.0105)
Total distributions	(0.0055)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.10%	3.83%	4.47%	3.19%	1.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.1	$6.1	$11.4	$11.2	$13.1
Ratio of expenses to average net assets, before fee waivers	1.01%	1.00%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets, net of fee waivers	1.01%	0.99%	0.95%	0.95%	(b)
Ratio of net investment income to average net assets	1.85%	3.96%	4.37%	3.12%	1.00%
	Investor Class II
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0061	0.0399	0.0458	0.0334	0.0125
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0239)	—	—	—	—
Dividends from net investment income	(0.0061)	(0.0399)	(0.0458)	(0.0334)	(0.0125)
Total distributions	(0.0061)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.21%	4.07%	4.68%	3.39%	1.27%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	$0.0 ^	$88.7	$75.2	$55.7
Ratio of expenses to average net assets, before fee waivers.	0.81%	0.76%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets, net of fee waivers	0.81%	0.76%	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	2.46%	4.62%	4.58%	3.36%	1.33%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class I
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0062	0.0401	0.0463	0.0339	0.0130
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0238)	—	—	—	—
Dividends from net investment income	(0.0062)	(0.0401)	(0.0463)	(0.0339)	(0.0130)
Total distributions	(0.0062)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.24%	4.09%	4.73%	3.45%	1.32%
Ratios/Supplemental Data
Net assets end of period (millions)	$26.2	$52.1	$28.4	$31.6	$19.4
Ratio of expenses to average net assets, before fee waivers	0.76%	0.76%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets, net of fee waivers	0.76%	0.75%	0.70%	0.70%	(b)
Ratio of net investment income to average net assets	2.51%	3.95%	4.62%	3.51%	1.26%
	Class Treasurer's Trust
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0066	0.0415	0.0473	0.0349	0.0140
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0234)	—	—	—	—
Dividends from net investment income	(0.0066)	(0.0415)	(0.0473)	(0.0349)	(0.0140)
Total distributions	(0.0066)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.33%	4.23%	4.84%	3.55%	1.42%
Ratios/Supplemental Data
Net assets end of period (millions)	$306.3	$756.0	$1,238.1	$1,004.8	$609.7
Ratio of expenses to average net assets, before fee waivers	0.61%	0.62%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets, net of fee waivers	0.61%	0.61%	0.60%	0.60%	(b)
Ratio of net investment income to average net assets	2.70%	4.29%	4.73%	3.57%	1.49%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class V
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0071	0.0430	0.0488	0.0364	0.0155
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0229)	—	—	—	—
Dividends from net investment income	(0.0071)	(0.0430)	(0.0488)	(0.0364)	(0.0155)
Total distributions	(0.0071)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.42%	4.39%	5.00%	3.70%	1.57%
Ratios/Supplemental Data
Net assets end of period (millions)	$244.8	$345.2	$112.0	$56.8	$17.6
Ratio of expenses to average net assets, before fee waivers	0.46%	0.47%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, net of fee waivers	0.46%	0.46%	0.45%	0.45%	(b)
Ratio of net investment income to average net assets	4.53%	4.01%	4.88%	3.88%	1.58%
	Liquidity Class IV
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0073	0.0440	0.0498	0.0374	0.0165
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0227)	—	—	—	—
Dividends from net investment income	(0.0073)	(0.0440)	(0.0498)	(0.0374)	(0.0165)
Total distributions	(0.0073)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.48%	4.49%	5.10%	3.81%	1.68%
Ratios/Supplemental Data
Net assets end of period (millions)	$79.9	$88.4	$6.6	$9.1	$3.7
Ratio of expenses to average net assets, before fee waivers	0.36%	0.37%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets, net of fee waivers	0.36%	0.37%	0.35%	0.35%	(b)
Ratio of net investment income to average net assets	4.15%	3.64%	4.97%	3.88%	1.49%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class III
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0077	0.0450	0.0508	0.0384	0.0175
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0223)	—	—	—	—
Dividends from net investment income	(0.0077)	(0.0450)	0.0508	(0.0384)	(0.0175)
Total distributions	(0.0077)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.53%	4.60%	5.21%	3.91%	1.78%
Ratios/Supplemental Data
Net assets end of period (millions)	$427.5	$794.2	$589.9	$542.5	$552.3
Ratio of expenses to average net assets, before fee waivers	0.26%	0.27%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets, net of fee waivers	0.26%	0.26%	0.25%	0.25%	(b)
Ratio of net investment income to average net assets	2.90%	4.43%	5.07%	3.84%	1.65%
	Liquidity Class II
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0078	0.0455	0.0513	0.0389	0.0180
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0222)	—	—	—	—
Dividends from net investment income	(0.0078)	(0.0455)	(0.0513)	(0.0389)	(0.0180)
Total distributions	(0.0078)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.56%	4.65%	5.26%	3.96%	1.83%
Ratios/Supplemental Data
Net assets end of period (millions)	$98.4	$300.3	$303.1	$233.5	$266.5
Ratio of expenses to average net assets, before fee waivers	0.21%	0.22%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets, net of fee waivers	0.21%	0.21%	0.20%	0.20%	(b)
Ratio of net investment income to average net assets	2.67%	4.23%	5.12%	3.93%	1.86%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class I
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0079	0.0460	0.0519	0.0394	0.0185
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0221)	—	—	—	—
Dividends from net investment income	(0.0079)	(0.0460)	(0.0519)	(0.0394)	(0.0185)
Total distributions	(0.0079)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.59%	4.71%	5.31%	4.02%	1.88%
Ratios/Supplemental Data
Net assets end of period (millions)	$3,999.1	$7,441.9	$717.7	$173.5	$61.9
Ratio of expenses to average net assets, before fee waivers	0.16%	0.17%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, net of fee waivers	0.16%	0.16%	0.13%	0.15%	(b)
Ratio of net investment income to average net assets	2.94%	4.04%	5.21%	4.07%	1.57%
	Class Institutional
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
PRIMARY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Increase from investment operations:
Net investment income	0.0080	0.0463	0.0523	0.0397	0.0188
Net realized and unrealized gain (loss)	(0.0300)	—	—	—	—
Total from investment operations	(0.0220)	—	—	—	—
Dividends from net investment income	(0.0080)	(0.0463)	(0.0523)	(0.0397)	(0.0188)
Total distributions	(0.0080)	—	—	—	—
Net asset value at end of period	$0.9700	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.61%	4.74%	5.37%	4.05%	1.92%
Ratios/Supplemental Data
Net assets end of period (millions)	$16,708.8	$48,885.9	$15,316.6	$370.8	$190.1
Ratio of expenses to average net assets, before fee waivers	0.13%	0.14%	0.12%	0.12%	0.12%
Ratio of expenses to average net assets, net of fee waivers	0.13%	0.13%	0.09%	0.12%	(b)
Ratio of net investment income to average net assets	2.91%	4.40%	5.26%	4.06%	1.81%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class R
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0037	0.0324	0.0428	0.0307	0.0102
Dividends from net investment income	(0.0037)	(0.0324)	(0.0428)	(0.0307)	(0.0102)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	0.74%	3.29%	4.37%	3.12%	1.03%
Ratios/Supplemental Data
Net assets end of period (millions)	$3,089.4	$5,285.3	$4,481.3	$1,996.1	$940.0
Ratio of expenses to average net assets, before fee waivers	1.04%	1.05%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.04%	1.05%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.13%	3.16%	4.28%	3.21%	1.04%
	Class Treasurer's Trust
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0050	0.0368	0.0468	0.0347	0.0142
Dividends from net investment income	(0.0050)	(0.0368)	(0.0468)	(0.0347)	(0.0142)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.00%	3.74%	4.79%	3.53%	1.44%
Ratios/Supplemental Data
Net assets end of period (millions)	$119.6	$155.1	$179.2	$100.3	$81.2
Ratio of expenses to average net assets, before fee waivers	0.55%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets, net of fee waivers	0.55%	0.61%	0.60%	0.60%	(b)
Ratio of net investment income to average net assets	1.45%	3.72%	4.68%	3.52%	1.64%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class V
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0054	0.0383	0.0483	0.0362	0.0157
Dividends from net investment income	(0.0054)	(0.0383)	(0.0483)	(0.0362)	(0.0157)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.09%	3.90%	4.94%	3.69%	1.59%
Ratios/Supplemental Data
Net assets end of period (millions)	$65.5	$98.3	$31.4	$16.3	$9.2
Ratio of expenses to average net assets, before fee waivers	0.34%	0.46%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, net of fee waivers	0.34%	0.46%	0.45%	0.45%	(b)
Ratio of net investment income to average net assets	1.52%	3.19%	4.83%	3.80%	2.36%
	Liquidity Class III
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0060	0.0403	0.0503	0.0382	0.0177
Dividends from net investment income	(0.0060)	(0.0403)	(0.0503)	(0.0382)	(0.0177)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.21%	4.11%	5.15%	3.89%	1.80%
Ratios/Supplemental Data
Net assets end of period (millions)	$40.6	$36.6	$24.4	$23.4	$4.6
Ratio of expenses to average net assets, before fee waivers	0.26%	0.26%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets, net of fee waivers	0.26%	0.26%	0.25%	0.25%	(b)
Ratio of net investment income to average net assets	1.69%	3.70%	5.03%	3.96%	1.44%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class II
	Six Months Ended November 30, 2008	Period from February 8, 2008* to May 31, 2008
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0062	0.0081
Dividends from net investment income	(0.0062)	(0.0081)
Net asset value at end of period	$1.0000	$1.0000
Total Return	1.23%	0.81%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.21%	0.25	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.21%	0.25	%(a)
Ratio of net investment income to average net assets	1.73%	2.84	%(a)

	Liquidity Class I
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0063	0.0413	0.0514	0.0392	0.0187
Dividends from net investment income	(0.0063)	(0.0413)	(0.0514)	(0.0392)	(0.0187)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.26%	4.21%	5.27%	4.00%	1.90%
Ratios/Supplemental Data
Net assets end of period (millions)	$21.5	$76.4	$81.0	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.16%	0.16%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, net of fee waivers	0.16%	0.16%	0.14%	0.15%	(b)
Ratio of net investment income to average net assets	1.93%	4.28%	5.18%	4.19%	1.87%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class Institutional
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. GOVERNMENT FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0064	0.0415	0.0517	0.0395	0.0190
Dividends from net investment income	(0.0064)	(0.0415)	(0.0517)	(0.0395)	(0.0190)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.28%	4.24%	5.30%	4.03%	1.94%
Ratios/Supplemental Data
Net assets end of period (millions)	$2,999.0	$4,769.1	$1,158.4	$128.5	$45.2
Ratio of expenses to average net assets, before fee waivers	0.13%	0.13%	0.12%	0.12%	0.12%
Ratio of expenses to average net assets, net of fee waivers	0.13%	0.13%	0.11%	0.12%	(b)
Ratio of net investment income to average net assets	1.90%	3.71%	5.18%	3.96%	2.12%
	Class R
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0019	0.0234	0.0395	0.0273	0.0083
Dividends from net investment income	(0.0019)	(0.0234)	(0.0395)	(0.0273)	(0.0083)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	0.37%	2.37%	4.03%	2.77%	0.83%
Ratios/Supplemental Data
Net assets end of period (millions)	$96.7	$762.9	$503.0	$429.4	$313.9
Ratio of expenses to average net assets, before fee waivers	1.07%	1.05%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets, net of fee waivers	1.07%	1.04%	1.00%	0.99%	0.99%
Ratio of net investment income to average net assets	0.42%	2.19%	3.95%	2.77%	0.80%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Investor Class II
	Six Months Ended November 30,	Year Ended May 31,			August 16, 2004* To May 31,
	2008	2008	2007	2006	2005
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0028	0.0134	0.0420	0.0298	0.0100
Dividends from net investment income	(0.0028)	(0.0134)	(0.0420)	(0.0298)	(0.0100)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	0.57%	2.63%	4.29%	3.03%	1.01%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	$5.9	$8.1	$13.2	$1.4
Ratio of expenses to average net assets, before fee waivers	0.80%	0.79%	0.75%	0.75%	0.76	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.80%	0.78%	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	0.67%	2.84%	4.20%	3.31%	1.39	%(a)

	Investor Class I
	Period from October 1, 2007 to November 30, 2008	Period from October 1, 2007* to May 31, 2008
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0034	0.0134
Dividends from net investment income	(0.0034)	(0.0134)
Net asset value at end of period	$1.0000	$1.0000
Total Return	0.67%	1.35%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.76%	0.78	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.76%	0.77	%(a)
Ratio of net investment income to average net assets	0.75%	2.74	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Class Treasurer's Trust
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0041	0.0278	0.0435	0.0313	0.0121
Dividends from net investment income	(0.0041)	(0.0278)	(0.0435)	(0.0313)	(0.0121)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	0.82%	2.81%	4.44%	3.18%	1.23%
Ratios/Supplemental Data
Net assets end of period (millions)	$18.4	$147.1	$38.4	$69.3	$94.0
Ratio of expenses to average net assets, before fee waivers	0.62%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets, net of fee waivers	0.62%	0.60%	0.60%	0.59%	(b)
Ratio of net investment income to average net assets	0.87%	2.21%	4.34%	3.09%	1.17%
	Liquidity Class V
	Six Months Ended November 30,	Years Ended May 31,
	2008	2008	2007	2006	2005
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0052	0.0293	0.0450	0.0328	0.0137
Dividends from net investment income	(0.0052)	(0.0293)	(0.0450)	(0.0328)	(0.0137)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.04%	2.97%	4.60%	3.34%	1.38%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	$26.8	$29.5	$3.5	$0.0 ^
Ratio of expenses to average net assets, before fee waivers	0.46%	0.46%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets, net of fee waivers	0.46%	0.45%	0.45%	0.45%	(b)
Ratio of net investment income to average net assets	0.95%	3.43%	4.55%	3.48%	1.38%

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class III
	Six Months Ended November 30,	Year Ended May 31,
	2008	2008	2007	2006	2005
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0059	0.0313	0.0469	0.0348	0.0156
Dividends from net investment income	(0.0059)	(0.0313)	(0.0469)	(0.0348)	(0.0156)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.17%	3.18%	4.80%	3.54%	1.59%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	$7.1	$0.0 ^	$13.1	$0.0 ^
Ratio of expenses to average net assets, before fee waivers	0.25%	0.26%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	0.25%	0.25%	(b)
Ratio of net investment income to average net assets	1.20%	1.80%	4.50%	4.24%	1.66%

	Liquidity Class II
	Six Months Ended November 30, 2008	Period from February 8, 2008* to May 31, 2008
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0061	0.0054
Dividends from net investment income	(0.0061)	(0.0054)
Net asset value at end of period	$1.0000	$1.0000
Total Return	1.22%	0.54%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.21%	0.22	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.21%	0.19	%(a)
Ratio of net investment income to average net assets	1.27%	1.73	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class I
	Six Months Ended November 30, 2008	Year Ended May 31, 2008	Period From December 27, 2006* to May 31, 2007
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0063	0.0323	0.0207
Dividends from net investment income	(0.0063)	(0.0323)	(0.0207)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	1.26%	3.27%	2.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.0	$138.6	$0.0	^
Ratio of expenses to average net assets, before fee waivers .	0.16%	0.16%	0.15	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.16%	0.15%	0.15	%(a)
Ratio of net investment income to average net assets	1.34%	1.78%	4.84%

	Class Institutional
	Six Months Ended November 30,	Year Ended May 31,
	2008	2008	2007	2006	2005
U.S. TREASURY FUND
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0065	0.0326	0.0483	0.0361	0.0170
Dividends from net investment income	(0.0065)	(0.0326)	(0.0483)	(0.0361)	(0.0170)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	1.30%	3.31%	4.95%	3.68%	1.72%
Ratios/Supplemental Data
Net assets end of period (millions)	$18.0	$2,246.3	$10.2	$0.1	$0.0 ^
Ratio of expenses to average net assets, before fee waivers	0.13%	0.13%	0.12%	0.12%	0.12%
Ratio of expenses to average net assets, net of fee waivers	0.13%	0.12%	0.11%	0.11%	(b)
Ratio of net investment income to average net assets	1.31%	2.34%	4.86%	6.46%	1.78%

*  Inception of Class operations.

+  The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

^  Amount is less than $50,000.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of May 31, 2008, no provision for income tax would be required in the Funds' financial statements.

(8)  Additional Information:

As of May 5, 2008, State Street Bank and Trust Company became the Fund's custodian.

As of June 2, 2008, State Street Bank and Trust Company became the Fund's accountant.

(9)  Subsequent Event:

As of September 17, 2008 the Primary Fund, U. S Government Fund and U.S. Treasury Fund (the "Funds") are not offering any class of shares for purchase, except through dividend reinvestment.

On September 29, 2008 the Board of Trustees voted to liquidate the funds.

The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI, the Reserve Short-Term Investment Trust, the Yield Plus Fund, Resrv Partners, Inc., and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. None of these actions are directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in all of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund, the U.S. Government Fund, the Yield Plus Fund and the Reserve International Liquidity Fund, Ltd., a private fund managed by RMCI.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund's and the Yield Plus Fund's holding of debt securities issued by Lehman Brothers Holdings, Inc. ("Lehman"), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman prompted the Board of Trustees of the Primary Fund and the Yield Plus Fund's to make a fair value determination of all debt securities issued by Lehman and held by the Primary Fund and the Yield Plus Fund's. The fair valuation of the assets coupled with a marked decline in the Primary Fund's and the Yield Plus Fund's assets due to redemptions after September 15, 2008 resulted in each fund's net asset value falling from $1.00 to $0.97 per share. As a result, significant redemption demands occurred not only in the Primary Fund and the Yield Plus Fund's, but also the U.S. Government Fund. At the same time, the extreme illiquidity of the financial markets and the limited bids for securities held by the Primary Fund, the Yield Plus Fund and the U.S. Government Fund made raising cash to meet those redemption requests very difficult without selling its assets at substantially diminished prices. Faced with this, the

NOTES TO FINANCIAL STATEMENTS (Continued)

(9)  Subsequent Event (Continued):

Primary Fund, the Yield Plus Fund and the U.S. Government Fund obtained relief from the SEC permitting each fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption. As a result, the Primary Fund and the Yield Plus Fund have not fully paid redemption proceeds to all investors, with limited exceptions. The Board of Trustees of the Reserve Fund and Reserve Short-Term Investment Trust ("Board") have voted to liquidate the assets of the Primary Fund, the Yield Plus Fund and the U.S. Government Fund. Under relief provided by the SEC, any distributions to shareholders of each of the Primary Fund, the Yield Plus Fund and the U.S. Government Fund are subject to the supervision of the SEC. Concerning the Primary Fund, the Board has approved and has made an initial distribution of cash to all investors in that fund on a pro rata basis calculated beginning as of the close of business on September 14, 2008. The distribution aggregates approximately $40 billion, which represents approximately 80% of the Primary Fund's total assets as of the close of business on September 15, 2008. Under the plan, the total liquidation of the Primary Fund interim distributions will continue as cash accumulates either through the maturing of portfolio holdings or their sale. The financial statements do not reflect unfunded redemptions since the Fund is in the process of liquidation pursuant to its liquidation plan. Concerning the Yield Plus Fund, the Board has approved and made one distribution of cash to all investors in that fund on a pro rata basis calculated beginning as of the close of business on September 14, 2008. The distribution aggregates approximately $800 million, which represents approximately 70% of the Yield Plus Fund's total assets as of the close of business on December 19, 2008. The financial statement do not reflect open redemption requests as September 15, 2008 and the fund is liquidating in total. Concerning the U.S. Government Fund, the Fund was fully liquidated on January 16, 2009. Pursuant to an order entered in Caxton International Limited, et. al. v. Reserve International Liquidity Fund, Ltd., et. al. (filed in Supreme Court of the State of New York, New York County, October 6, 2008), the Reserve International Liquidity Fund, Ltd. is permitted to distribute up to $1.9 billion to investors on or before January 30, 2009, with any such distribution to be made pro rata among shares as to which a request for redemption has been submitted.

The actions allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund, the Yield Plus Fund, the U.S. Government Fund, or the Reserve International Liquidity Fund, Ltd., as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund the Reserve Short-Term Investment Trust and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund, the Yield Plus Fund, and the Reserve International Liquidity Fund, Ltd.

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
OF THE TRUSTS (unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Funds and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 23 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("Resrv") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
EDWIN EHLERT, JR. Age: 78 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

WILLIAM E. VIKLUND Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since April 17, 2007	Retired since 1996; Trustee of other Reserve funds.

WILLIAM J. MONTGORIS Age: 62 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) since 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

FRANK J. STALZER Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

INDEPENDENT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
RONALD J. ARTINIAN Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

SANTA ALBICOCCO Age: 58 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance – County of Nassau, NY; Trustee of other Reserve funds.

STEPHEN P. ZIENIEWICZ Age: 49 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Executive Director – University of Washington Medical Center since 2007; Chief Operating Officer – Saint Louis University Hospital from 2004 to 2007; Vice President Support Services – South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Secretary since 2000, Co-Chief Executive Officer since 2005.	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

ARTHUR T. BENT III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Treasurer since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
PATRICK J. FARRELL Age: 49 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

CHRISTINA MASSARO Age: 42 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Fund, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age : 55 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel-J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent II also serve as officers to an unregistered fund advised by the Investment Adviser.

#  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Funds were ordinary income dividends.

During the fiscal year ended November 30, 2008, Primary Fund designates $49,223 as long term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2008 and held for the entire period ending November 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Primary Fund Class R
Actual	$1,000.00	$1,005.34	$5.31
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Investor Class III
Actual	$1,000.00	$1,005.48	$5.06
Hypothetical	$1,000.00	$1,019.82	$5.11

*  Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Primary Fund Investor Class II
Actual	$1,000.00	$1,006.07	$4.06
Hypothetical	$1,000.00	$1,020.85	$4.10

*  Expenses are equal to the Fund's annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Investor Class I
Actual	$1,000.00	$1,006.21	$3.81
Hypothetical	$1,000.00	$1,021.11	$3.85

*  Expenses are equal to the Fund's annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Class Treasurer's Trust
Actual	$1,000.00	$1,006.07	$4.06
Hypothetical	$1,000.00	$1,020.85	$4.10

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Liquidity Class V
Actual	$1,000.00	$1,007.08	$2.30
Hypothetical	$1,000.00	$1,022.64	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Liquidity Class IV
Actual	$1,000.00	$1,007.37	$1.80
Hypothetical	$1,000.00	$1,023.16	$1.82

*  Expenses are equal to the Fund's annualized expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Liquidity Class III
Actual	$1,000.00	$1,007.66	$1.30
Hypothetical	$1,000.00	$1,023.67	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Liquidity Class II
Actual	$1,000.00	$1,007.81	$1.05
Hypothetical	$1,000.00	$1,023.92	$1.06

*  Expenses are equal to the Fund's annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Primary Fund Liquidity Class I
Actual	$1,000.00	$1,007.95	$0.80
Hypothetical	$1,000.00	$1,024.18	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Primary Fund Class Institutional
Actual	$1,000.00	$1,008.04	$0.65
Hypothetical	$1,000.00	$1,024.33	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class R
Actual	$1,000.00	$1,003.71	$5.30
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class Treasurer's Trust
Actual	$1,000.00	$1,005.01	$3.05
Hypothetical	$1,000.00	$1,021.87	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class V
Actual	$1,000.00	$1,005.45	$2.30
Hypothetical	$1,000.00	$1,022.64	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class III
Actual	$1,000.00	$1,006.03	$1.30
Hypothetical	$1,000.00	$1,023.67	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class II
Actual	$1,000.00	$1,006.17	$1.05
Hypothetical	$1,000.00	$1,023.92	$1.06

*  Expenses are equal to the Fund's annualized expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Liquidity Class I
Actual	$1,000.00	$1,006.32	$0.80
Hypothetical	$1,000.00	$1,024.18	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Government Fund Class Institutional
Actual	$1,000.00	$1,006.41	$0.65
Hypothetical	$1,000.00	$1,024.33	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
U.S. Treasury Fund Class R
Actual	$1,000.00	$1,001.86	$5.30
Hypothetical	$1,000.00	$1,019.57	$5.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Investor Class II
Actual	$1,000.00	$1,002.84	$4.05
Hypothetical	$1,000.00	$1,020.85	$4.10

*  Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Investor Class I
Actual	$1,000.00	$1,003.35	$3.80
Hypothetical	$1,000.00	$1,021.11	$3.85

*  Expenses are equal to the Fund's annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Class Treasurer's Trust
Actual	$1,000.00	$1,004.10	$3.05
Hypothetical	$1,000.00	$1,021.94	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class V
Actual	$1,000.00	$1,005.19	$2.30
Hypothetical	$1,000.00	$1,022.70	$2.33

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class III
Actual	$1,000.00	$1,005.86	$1.30
Hypothetical	$1,000.00	$1,023.67	$1.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class II
Actual	$1,000.00	$1,006.09	$1.05
Hypothetical	$1,000.00	$1,023.92	$1.06

*  Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Liquidity Class I
Actual	$1,000.00	$1,006.32	$0.80
Hypothetical	$1,000.00	$1,024.18	$0.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

U.S. Treasury Fund Class Institutional
Actual	$1,000.00	$1,006.49	$0.65
Hypothetical	$1,000.00	$1,024.40	$0.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE"
INVESTMENT MANAGEMENT AGREEMENTS

Reserve Funds

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on September 10, 2008 in approving each Fund's "Comprehensive Fee" Investment Management Agreement with RMC. At the September 10, 2008 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether each proposed Agreement is in the best interests of the respective Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the Investment Management Agreements. The Board did not identify any particular information that was most relevant to its determination to approve the Agreements and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Service

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to each Fund by RMCI. The Board considered the background and experience of RMCI's management and the expertise of personnel of RMCI with regard to investing in the type of securities in which the Funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under each Investment Management Agreement were necessary and appropriate for the conduct and the business and investment activities of each Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under each Investment Management Agreement encompasses all of the services necessary for the operation of the relevant Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Funds. The Trustees compared each Fund's expense ratio to (i) the average expense ratio of all money market funds with similar investment objectives and policies; and (ii) the expense ratios of money market funds which are believed to be direct competitors of the Funds ("peer funds"), i.e., money market funds which are distributed through third-party broker/dealers and other financial institutions which do not have their own proprietary money market funds. The Trustees noted that the expense ratio of the institutional classes of shares of each Fund was comparable to or lower than the average expense ratio of other money market funds as well as those of peer funds. They also noted that the expense ratios of the retail classes of shares were higher than the average of other money market funds but comparable to the expense ratios of peer funds. Based upon their review, the Trustees concluded that the fee payable under each Investment Management Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Funds relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Funds generally invest in a more conservative and risk averse manner than their peers. For example, the Funds typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under each Investment Management Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Funds on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to each Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Funds grow. The Trustees noted the potential benefits to shareholders of a comprehensive fee which would tend to limit increases in the Funds' expense ratios even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Funds.

Conclusion

Based on, but not limited to, the above considerations, the Board determine that the Investment Management Agreements with respect to each Fund were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve of these Agreements.

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

Presorted Standard
US Postage
Paid
Permit 1232
Hackensack NJ

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RF/SEMI-ANNUAL 11/08

Item 2.                       Code of Ethics.

Not applicable.

Item 3.                       Audit Committee Financial Expert.

Not applicable.

Item 4.                       Principal Accountant Fees and Services.

Not applicable.

Item 5.                       Audit Committee of Listed Registrants.

Not applicable.

Item 6.                       Schedule of Investments.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.                 Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  Controls and Procedures.

(a)                                  The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) (1)                              Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Not applicable.

(a) (2)                              Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)                                              Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Reserve Fund

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 12, 2009

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
	Name:	Bruce R. Bent II
	Title:	Co-Chief Executive Officer

Date:	February 12, 2009

By:	/s/ Arthur T. Bent III
	Name:	Arthur T. Bent III
	Title:	Co-Chief Executive Officer

Date:	February 12, 2009

By:	/s/Bruce Bent
	Name:	Bruce Bent
	Title:	Treasurer

Date:	February 12, 2009